Consolidated Statements of Income (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Gain on mortgage loans held for sale, net of direct costs	$ 13,216,000	$ 24,240,000	$ 50,575,000	$ 63,791,000	$ 47,709,000	$ 73,336,538	$ 16,735,380
Changes in mortgage servicing rights valuation	2,099,000		9,550,000	11,649,000
Loan origination and other loan fees	5,640,000	2,919,000	9,998,000	15,638,000	6,266,000	9,871,363	4,287,855
Loan servicing fees	5,966,000	1,504,000	8,358,000	14,324,000	3,728,000	5,908,044	2,627,558
Interest income	5,359,000	1,574,000	5,747,000	11,106,000	3,158,000	5,257,371	2,370,792
Other revenue		1,172,000			1,172,000	1,172,058
Total revenues	32,280,000	31,409,000	84,228,000	116,508,000	62,033,000	95,545,374	26,021,585
Expenses
Salaries, commissions and benefits	16,477,000	9,160,000	32,127,000	48,604,000	21,202,000	32,736,538	13,085,459
General and administrative expense	6,131,000	1,913,000	8,895,000	15,026,000	4,429,000	7,706,079	3,162,930
Interest expense	3,297,000	1,798,000	7,675,000	10,972,000	3,734,000	6,238,734	2,727,500
Occupancy, equipment and communication	2,980,000	676,000	3,123,000	6,103,000	1,726,000	2,998,613	1,606,895
Impairment of mortgage servicing rights		695,000			5,522,000	11,698,022	1,765
Amortization of mortgage servicing rights		1,171,000			2,584,000	3,679,545	959,886
Provision for mortgage repurchases and indemnifications	414,000	525,000	965,000	1,379,000	826,000	1,916,805
Depreciation and amortization expense	466,000	180,000	913,000	1,379,000	456,000	403,903	193,295
Amortization, intangible assets			180,000			346,074	164,145
Loss on disposal of property and equipment	25,000			25,000		11,414	85,541
Total expenses	29,790,000	16,118,000	53,698,000	83,488,000	40,479,000	67,735,727	21,987,416
Income before income tax expense	2,490,000	15,291,000	30,530,000	33,020,000	21,554,000	27,809,647	4,034,169
Income tax expense	807,000	5,825,000	11,680,000	12,487,000	8,210,000	10,724,261	1,699,452
Net income	1,683,000	9,466,000	18,850,000	20,533,000	13,344,000	17,085,386	2,334,717
Less: preferred stock dividends		(19,000)	(27,000)	(27,000)	(99,000)	(118,534)	(257,371)
Net income attributable to common stockholders	$ 1,683,000	$ 9,447,000	$ 18,823,000	$ 20,506,000	$ 13,245,000	$ 16,966,852	$ 2,077,346
Earnings per share:
Basic	$ 0.10	$ 2.90	$ 2.80	$ 1.97	$ 4.13	$ 5.31	$ 0.70
Diluted	$ 0.10	$ 1.00	$ 1.46	$ 1.42	$ 1.95	$ 2.26	$ 0.59